LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Total gross investment in finance lease receivable	$ 46,515,423	$ 45,332,254
Less: Future financial income	(19,238,366)	(17,234,538)
Present value of payments receivable	27,277,057	28,097,716
Minimum non-collectable payments impairment	(1,024,575)	(972,743)
Total	$ 26,252,482	$ 27,124,973
Minimum
LEASES
Term of finance lease	1 year	1 year
Maximum
LEASES
Term of finance lease	10 years	10 years
Less than 1 year
LEASES
Total gross investment in finance lease receivable	$ 1,481,313	$ 634,388
Present value of payments receivable	1,257,859	612,012
Between 1 and 5 years
LEASES
Total gross investment in finance lease receivable	10,967,173	10,579,102
Present value of payments receivable	8,338,151	8,286,322
Greater than 5 years
LEASES
Total gross investment in finance lease receivable	34,066,937	34,118,764
Present value of payments receivable	$ 17,681,047	$ 19,199,382